EXPLORATION AND EVALUATION ASSETS	3 Months Ended
Mar. 31, 2023
Exploration And Evaluation Assets
EXPLORATION AND EVALUATION ASSETS

5. EXPLORATION AND EVALUATION ASSETS

	Botswana
	Selebi	Selkirk	Total

Balance, December 31, 2022	31,146,672	677,310	31,823,982
Site operations & administration	252,724	17,775	270,499
Care & Maintenance	613,132	-	613,132
Geology	658,622	24,217	682,839
Drilling	1,869,629	-	1,869,629
Geophysics	455,742	10,924	466,666
Engineering	878,139	-	878,139
Environmental, Social and Governance	13,314	-	13,314
Metallurgy & MP	-	148,229	148,229
Technical studies	6,215	150	6,365
Health and safety	96,099	-	96,099
Impact of foreign currency translation	(525,064)	(11,418)	(536,482)
Total, March 31, 2023	35,465,224	867,187	36,332,411

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Botswana Assets - Selebi and Selkirk

On September 28, 2021, the Company executed the Selebi APA with the BCL liquidator to acquire the Selebi assets and related infrastructure formerly operated by BCL. On January 31, 2022, the Company closed the transaction and ownership of the Selebi Assets transferred to the Company.

Pursuant to the Selebi APA the aggregate purchase price payable to the seller for the Selebi Assets, shall be the sum of $76,862,200 (USD 56,750,000) which amount shall be paid in three instalments:

●	$2,086,830 (USD 1,750,000) payable on the closing date. This payment has been made.
●	$33,860,000 (USD 25,000,000) upon the earlier of: (a) approval by the Ministry of Mineral Resources, Green Technology and Energy Security (“MMRGTES”) of the Company’s Section 42 and Section 43 Applications (further extension of the mining licence and conversion of the mining licence into an operating licence, respectively), and (b) on the expiry date of the study phase, January 31, 2025, which can be extended for one year with written notice.
●	The third instalment of $40,632,000 (USD 30,000,000) is payable on the completion of mine construction and production start-up (commissioning) by the Company on or before January 31, 2030, but not later than four years after the approval by the Minister of MMRGTES of the Company’s Section 42 and Section 43 Applications.
●	Payment of care and maintenance funding contribution in respect of the Selebi Assets for a total of $6,164,688 (USD 5,178,747) from March 22, 2021 to the closing date. This payment has been made.

The total acquisition cost of the Selebi Mines included the first instalment of $2,086,830 (USD 1,750,000) and the payment of the care and maintenance funding contribution of $6,164,688 (USD 5,178,747) for the assets. As per the terms and conditions of the Selebi APA, the Company has the option to cancel the second and third payments and give back the Selebi Assets to the liquidator in the event where the exploration program determines that the Selebi Assets are not economical. The Company also has an option to pay in advance the second and third payments in the event where the exploration program determines that the Selebi Assets are economical. The Company’s accounting policy, as permitted by IAS 16 – Property, Plant and Equipment, is to measure and record contingent consideration when the conditions associated with the contingency are met. As of December 31, 2022, none of the conditions of the second and third instalment are met, hence these amounts are not accrued in the unaudited condensed interim consolidated financial statements.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

In addition to the Selebi APA, the purchase of the Selebi Assets is also subject to a contingent compensation agreement as well as a royalty agreement with the liquidator.

PNRC also negotiated a separate asset purchase agreement (the “Selkirk APA”) with the liquidator of TNMC to acquire the Selkirk deposit and related infrastructure formerly operated by TNMC on January 20, 2022 and closed the transaction on August 22, 2022.

In regards to the Selkirk Assets, the Selkirk APA does not provide for a purchase price or initial payment for the purchase of the assets. The acquisition cost of the Selkirk mine of $327,109 (USD 244,954) was the care and maintenance funding contribution from April 1, 2021 to the closing date of the Selkirk APA. The Selkirk APA provides that if the Company elects to develop the Selkirk mine first, the payment of the second Selebi instalment of $33,860,000 (USD 25,000,000) would be upon the approval by the Minister of MMRGTES of the Company’s Section 42 and Section 43 Applications (further extension of the Selkirk mining licence (years) and conversion of the Selkirk mining licence into an operating licence, respectively). For the third Selebi instalment of $40,632,000 (USD 30,000,000), if the Selkirk mine were to be commissioned earlier than the Selebi Mines, the payment would trigger on the Selkirk mine’s commission date.

During the three months ended March 31, 2023, the Company incurred $4,508,429 in exploration expenditures on the Selebi Assets and Selkirk Assets (March 31, 2022 - $11,616,997).

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)